Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Notes Receivable

Note 5. Notes Receivable

On February 19, 2021, Impact BioMedical, Inc, entered into a promissory note with an individual. The Company loaned the principal sum of $206,000, with interest at a rate of 6.5%, and maturity date of August 19, 2022 later amended to February 19, 2024. Monthly payments are due on the twenty-first day of each month and continuing each month thereafter until February 19, 2024. This note is secured by certain real property situated in Collier County, Florida. The outstanding principal and interest as of September 30, 2023, approximately $204,000 and is classified in current notes receivable on the accompanying consolidated balance sheets. The outstanding principal and interest as of December 31, 2022 is approximately $206,000 with $16,000 classified in Current portion of notes receivable and $190,000 classified as Notes receivable on the accompanying consolidated balance sheets.

Note 5. Notes Receivable

On February 21, 2021, Impact BioMedical, Inc. entered into a promissory note (“Promissory Note 1”) with an individual. The Company loaned the principal sum of $206,000, with interest at a rate of 6.5%, and maturity date of August 19, 2022. Monthly payments are due on the twenty-first day of each month and continuing each month thereafter until August 19, 2022, at which time all accrued interest and the entire remaining principal shall be due and payable in full. In August 2022, this note was amended to extend the maturity date to August 19, 2023. This note is secured by certain real property situated in Collier County, Florida. The outstanding principal and interest approximated $206,000 and $197,000 as of December 31, 2022 and December 31, 2021, respectively. Of the $206,000 outstanding at December 31, 2022, $16,000 is classified in current notes receivable on the accompanying consolidated balance sheets, and the remaining $190,000 is classified as note receivable.

On May 14, 2021, DSS PureAir, Inc. (“DSS PureAir”), a wholly owned subsidiary of the Company, entered into a convertible promissory note (“Promissory Note 2”) with a limited liability company registered in the state of Texas (“Borrower”). The Promissory Note 2 has an aggregate principal balance up to $5,000,000, to be funded at the request of the borrower. Promissory Note 2, which incurs interest at a rate of 6.5% due quarterly, has a maturity date of May 14, 2023. Promissory Note 2 contains an options conversion clause that allows the Company to convert all, or a portion of all, into newly issued member units of the borrower with the maximum principal amount equal to 18% of the total equity position at conversion. On June 1, 2022, 100% of the Company’s interest in DSS PureAir was assigned to DSS BioHealth Holdings, Inc., a related party, and wholly owned subsidiary of DSS BioHealth Security, Inc. Included in this transaction was the outstanding principal and interest of Promissory Note 2 along with the related Note payable, related party. The outstanding principal and interest on December 31, 2022, and December 31, 2021 is $0 and $5,081,000, respectively.